SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Reconciliation of Beginning and Ending Balance of Stock Options Outstanding
A reconciliation of the beginning and ending balance of stock options outstanding was as follows:

	Number of Stock Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2024	529,002	$3.10
Exercised	(323,492)	3.09
Forfeited	(26,183)	3.08
Outstanding as of December 31, 2025	179,327	3.10

Schedule of Reconciliation of the Beginning and Ending Balance of Restricted Stock Units Outstanding
A reconciliation of the beginning and ending balance of RSUs outstanding was as follows:

Number of Restricted Stock Units
Unvested as of December 31, 2024	3,334,286
Granted	4,258,588
Vested	(2,042,387)
Forfeited	(223,620)
Unvested as of December 31, 2025	5,326,867

Schedule of the Assumptions Black-Scholes Option-pricing Model
Fair value of the market-based restricted performance stock units is determined using the Monte-Carlo simulation with the following assumptions during the year ended December 31, 2025:

Expected term (in years)	3.00
Expected volatility	72%
Weighted-average volatility	72%
Risk-free interest rate	3.92%
Dividend rate	—%

Schedule of Share Based Compensation Market Based Restricted Stock Units Award Activity
A reconciliation of the beginning and ending balances of market-based performance restricted stock units, presented with the maximum number of shares that could potentially vest, was as follows:

	Number of Market-Based Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2024	0	$—
Granted	3,000,000	2.01
Unvested as of December 31, 2025	3,000,000	2.01

Schedule of Reconciliation of the Beginning and Ending Balance of SARs Units Outstanding
A reconciliation of the beginning and ending balance of SARs outstanding was as follows:

Number of Stock Appreciation Rights Units
Outstanding as of December 31, 2024	44,804
Exercised	(31,168)
Forfeited	(10,714)
Outstanding as of December 31, 2025	2,922

Schedule of Reconciliation of the Beginning and Ending Balance of Warrants Outstanding
A reconciliation of the beginning and ending balance of warrants outstanding was as follows:

	Number of Warrants	Weighted- Average Exercise Price
Outstanding as of December 31, 2024	44,384,041	$9.56
Exercised	(1,162,382)	5.18
Outstanding as of December 31, 2025	43,221,659	9.68

Schedule of Warrants that Remain Outstanding
The following table summarizes the warrants that remained outstanding as of December 31, 2025:

Security Issuable	Exercise Price	Expiration Date	Warrants Outstanding	Warrants Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	5.00	August 2027	9,787,159	9,787,159
Equity Shares	6.00	August 2028	2,770,000	2,770,000
			43,221,659	43,221,659